Benefit Obligations	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Benefit Obligations
Benefit Obligations
Pension obligations. Pension obligations are established for benefits payable in the form of retirement, disability and surviving dependent pensions. The commitments result from participation in defined contribution and defined benefit plans, primarily in the US. Benefits are dependent on years of service and the employee's compensation. Supplemental retirement benefits provided to certain employees are nonqualified for US tax purposes. Separate nonqualified trusts have been established for US nonqualified plans. Pension costs under the Company's retirement plans are actuarially determined.
The Company sponsors defined benefit pension plans in North America, Europe and Asia. Independent trusts or insurance companies administer the majority of these plans.
The Company sponsors various defined contribution plans in North America, Europe and Asia covering certain employees. Employees may contribute to these plans and the Company will match these contributions in varying amounts. The Company's matching contribution to the defined contribution plans are based on specified percentages of employee contributions.
The Company participates in a multiemployer defined benefit plan and a multiemployer defined contribution plan in Germany covering certain employees. The Company's contributions to the multiemployer defined benefit plan are based on specified percentages of employee contributions as outlined in a works council agreement, covering all German entity employees hired prior to January 1, 2012. As of January 1, 2012, the multiemployer defined benefit pension plan described above was closed to new employees. Qualifying employees hired in Germany after December 31, 2011 are covered by a multiemployer defined contribution plan. The Company's contributions to the multiemployer defined contribution plan are based on specified percentages of employee contributions, similar to the multiemployer defined benefit plan, but at a lower rate.
Statutory regulations and the works council agreement require the contributions to fully fund the multiemployer plans. The risks of participating in the multiemployer plans are different from single-employer plans in the following aspects:

•	Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.

•	If a participating employer stops contributing to the plan, any underfunding may be borne by the remaining participants, especially since regulations strictly enforce funding requirements.

•
If the Company chooses to stop participating in the multiemployer plan, the Company may be required to pay the plan an amount based on the underfunded status of the plan, referred to as the withdrawal liability.

Based on the 2012 unaudited and 2011 audited multiemployer defined benefit plan's financial statements, the plan is at least 100% funded in 2012, 2011 and 2010. The number of employees covered by the Company's multiemployer defined benefit plan remained relatively stable year over year from 2010 to 2012, resulting in minimal changes to employer contributions. The Company's participation in the German multiemployer defined benefit plan is not considered individually significant to that plan as the Company's contributions were less than 5% in both 2012 and 2011. No other factors would indicate the Company's participation in the German multiemployer defined benefit plan is individually significant.
Contributions to the Company's defined contribution plans and multiemployer plans are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Defined contribution plans	17	15	14
Multiemployer pension plan	6	6	6

Other postretirement obligations. Certain retired employees receive postretirement health care and life insurance benefits under plans sponsored by the Company, which has the right to modify or terminate these plans at any time. The cost for coverage is shared between the Company and the retiree. The cost of providing retiree health care and life insurance benefits is actuarially determined and accrued over the service period of the active employee group. The Company's policy is to fund benefits as claims and premiums are paid. The US plan was closed to new participants effective January 1, 2006.
Summarized information on the Company's pension and postretirement benefit plans is as follows:

	Pension Benefits		Postretirement Benefits
	As of December 31,		As of December 31,
	2012	2011	2012	2011
	As Adjusted (Note 2)
	(In $ millions)
Change in Projected Benefit Obligation
Projected benefit obligation as of beginning of period	3,761	3,533	281	282
Service cost	28	28	1	1
Interest cost	170	182	11	13
Participant contributions	—	—	22	21
Plan amendments	—	(3)	4	—
Net actuarial (gain) loss(1)	466	274	12	13
Settlements	—	(1)	—	—
Benefits paid	(242)	(236)	(46)	(53)
Federal subsidy on Medicare Part D	—	—	6	4
Curtailments	—	(1)	—	—
Exchange rate changes	16	(15)	1	—
Projected benefit obligation as of end of period	4,199	3,761	292	281
Change in Plan Assets
Fair value of plan assets as of beginning of period	2,562	2,460	—	—
Actual return on plan assets	294	169	—	—
Employer contributions	270	181	24	32
Participant contributions	—	—	22	21
Settlements	—	—	—	—
Benefits paid(4)	(242)	(236)	(46)	(53)
Exchange rate changes	12	(12)	—	—
Fair value of plan assets as of end of period	2,896	2,562	—	—
Funded status as of end of period	(1,303)	(1,199)	(292)	(281)
Amounts Recognized in the Consolidated Balance Sheets Consist of:
Noncurrent Other assets	26	27	—	—
Current Other liabilities	(23)	(22)	(24)	(25)
Benefit obligations	(1,306)	(1,204)	(268)	(256)
Net amount recognized	(1,303)	(1,199)	(292)	(281)
Amounts Recognized in Accumulated Other Comprehensive Income Consist of:
Net actuarial (gain) loss(2)	9	(1)	—	—
Prior service (benefit) cost(3)	6	7	4	1
Net amount recognized	15	6	4	1
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(1)	Primarily relates to change in discount rates.

(2)	Relates to the pension plans of the Company's equity method investments.

(3)	Amount shown net of an income tax benefit of $4 million and $3 million as of December 31, 2012 and 2011, respectively, in the consolidated statements of equity (Note 16).

(4)	Includes benefit payments to nonqualified pension plans of $22 million and $22 million as of December 31, 2012 and 2011, respectively.
The percentage of US and international projected benefit obligation at the end of the period is as follows:

	Pension Benefits		Postretirement Benefits
	As of December 31,		As of December 31,
	2012	2011	2012	2011
	(In percentages)
US plans	84	86	88	88
International plans	16	14	12	12
Total	100	100	100	100

The percentage of US and international fair value of plan assets at the end of the period is as follows:

	Pension Benefits
	As of December 31,
	2012	2011
	(In percentages)
US plans	83	82
International plans	17	18
Total	100	100

Pension plans with projected benefit obligations in excess of plan assets are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Projected benefit obligation	3,986	3,540
Fair value of plan assets	2,657	2,314

Included in the above table are pension plans with accumulated benefit obligations in excess of plan assets as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Accumulated benefit obligation	3,881	3,468
Fair value of plan assets	2,654	2,300

The accumulated benefit obligation for all defined benefit pension plans is as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Accumulated benefit obligation	4,096	3,697

The components of net periodic benefit costs are as follows:

	Pension Benefits			Postretirement Benefits
	Year Ended December 31,			Year Ended December 31,
	2012	2011	2010	2012	2011	2010
	As Adjusted (Note 2)
	(In $ millions)
Service cost	28	28	30	1	1	1
Interest cost	170	182	188	11	13	15
Expected return on plan assets	(204)	(195)	(176)	—	—	—
Amortization of prior service cost	2	1	1	1	—	—
Recognized actuarial (gain) loss	377	293	74	12	13	10
Curtailment (gain) loss	—	—	—	—	—	—
Settlement (gain) loss	—	—	—	—	—	—
Special termination benefits	—	—	—	—	—	—
Total	373	309	117	25	27	26

Amortization of Accumulated other comprehensive income (loss), net into net periodic benefit cost in 2013 is expected to be as follows:

	Pension Benefits	Postretirement Benefits
	(In $ millions)
Prior service cost	1	—

The Company maintains nonqualified pension plans funded with nonqualified trusts for certain US employees as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Nonqualified Trust Assets
Marketable securities, at fair value	53	64
Noncurrent Other assets, consisting of insurance contracts	66	69
Nonqualified Pension Obligations
Current Other liabilities	22	21
Benefit obligations	264	248

Expense relating to the nonqualified pension plans included in net periodic benefit cost, excluding returns on the assets held by the nonqualified trusts, is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Total	17	18	18

Valuation
As part of the valuation process for its defined benefit plans and other postretirement benefits, the Company immediately recognizes in operating results the change in the fair value of plan assets and net actuarial gains and losses annually in the fourth quarter of each fiscal year and whenever a plan is required to be remeasured.
The principal weighted average assumptions used to determine benefit obligation are as follows:

	Pension Benefits		Postretirement Benefits
	As of December 31,		As of December 31,
	2012	2011	2012	2011
	(In percentages)
Discount Rate Obligations
US plans	3.80	4.60	3.40	4.30
International plans	3.55	4.70	3.82	4.10
Combined	3.77	4.61	3.45	4.28
Rate of Compensation Increase
US plans	4.00	4.00
International plans	2.85	2.63
Combined	3.81	3.58
The principal weighted average assumptions used to determine benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	Year Ended December 31,			Year Ended December 31,
	2012	2011	2010	2012	2011	2010
	(In percentages)
Discount Rate Obligations
US plans	4.60	5.30	5.90	4.30	4.90	5.50
International plans	4.70	5.05	5.41	4.04	4.95	5.49
Combined	4.61	5.26	5.83	4.27	4.91	5.50
Expected Return on Plan Assets
US plans	8.50	8.50	8.50
International plans	6.00	6.00	6.07
Combined	8.06	8.06	8.06
Rate of Compensation Increase
US plans	4.00	4.00	4.00
International plans	2.88	2.66	2.94
Combined	3.84	3.58	3.84

The expected rate of return is assessed annually and is based on long-term relationships among major asset classes and the level of incremental returns that can be earned by the successful implementation of different active investment management strategies. Equity returns are based on estimates of long-term inflation rate, real rate of return, 10-year Treasury bond premium over cash and equity risk premium. Fixed income returns are based on maturity, long-term inflation, real rate of return and credit spreads. The US qualified defined benefit plans' actual return on assets for the year ended December 31, 2012 was 13.1% versus an expected long-term rate of asset return assumption of 8.5%.
In the US, the rate used to discount pension and other postretirement benefit plan liabilities was based on a yield curve developed from market data of over 300 Aa-grade non-callable bonds at December 31, 2012. This yield curve has discount rates that vary based on the duration of the obligations. The estimated future cash flows for the pension and other benefit obligations were matched to the corresponding rates on the yield curve to derive a weighted average discount rate.
The Company determines its discount rates in the Euro zone using the iBoxx Euro Corporate AA Bond indices with appropriate adjustments for the duration of the plan obligations. In other international locations, the Company determines its discount rates based on the yields of high quality government bonds with a duration appropriate to the duration of the plan obligations.
On January 1, 2012, the Company's health care cost trend assumption for US postretirement medical plan's net periodic benefit cost was 7.5% for the first year, declining 0.5% per year to an ultimate rate of 5%. On January 1, 2011, the Company's health care cost trend assumption for US postretirement medical plan's net periodic benefit cost was 8% for the first four years declining 0.5% per year to an ultimate rate of 5%. On January 1, 2010, the Company's health care cost trend assumption for US postretirement medical plan's net periodic benefit cost was 8.5% for the first year declining 0.5% per year to an ultimate rate of 5%.
Assumed health care cost trend rates for US postretirement medical plans have a significant effect on the amounts reported for the health care plans.
The impact of a one percentage point change in the assumed health care cost trend is as follows:

	Trend Rate Change
	Decreases 1%	Increases 1%
	(In $ millions)
Postretirement obligations	5	6
Service and interest cost	—	—
Plan Assets
The investment objectives for the Company's pension plans are to earn, over a moving twenty-year period, a long-term expected rate of return, net of investment fees and transaction costs, sufficient to satisfy the benefit obligations of the plan, while at the same time maintaining adequate liquidity to pay benefit obligations and proper expenses, and meet any other cash needs, in the short- to medium-term.
The weighted average target asset allocations for the Company's pension plans in 2013 are as follows:

	US Plans	International Plans
	(In percentages)
Bonds - domestic to plans	53	81
Equities - domestic to plans	26	13
Equities - international to plans	20	3
Other	1	3
Total	100	100

The equity and debt securities objectives are to provide diversified exposure across the US and global equity markets and to manage the risks and returns of the plans through the use of multiple managers and strategies. The fixed income strategy is designed to reduce liability-related interest rate risk by investing in bonds that match the duration and credit quality of the plan liabilities. Derivatives based strategies may be used to improve the effectiveness of the hedges.
FASB ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. If a financial instrument uses inputs that fall in different levels of the hierarchy, the instrument will be categorized based upon the lowest level of input that is significant to the fair value calculation. Valuations for fund investments such as common/collective trusts and registered investment companies, which do not have readily determinable fair values, are typically estimated using a net asset value provided by a third party as a practical expedient.
The levels of inputs used to measure fair value are as follows:
Level 1 - unadjusted quoted prices for identical assets or liabilities in active markets accessible by the Company
Level 2 - inputs that are observable in the marketplace other than those inputs classified as Level 1
Level 3 - inputs that are unobservable in the marketplace and significant to the valuation
The Company's defined benefit plan assets are measured at fair value on a recurring basis and include the following items:
Cash and Cash Equivalents: Foreign and domestic currencies as well as short term securities are valued at cost plus accrued interest, which approximates fair value.
Common/Collective Trusts: Composed of various funds whose diversified portfolio is comprised of foreign and domestic equities, fixed income securities, and short term investments. Investments are valued at the net asset value of units held by the plan at year-end.
Corporate stock and government and corporate debt: Valued at the closing price reported on the active market in which the individual securities are traded. Automated quotes are provided by multiple pricing services and validated by the plan custodian. These securities are traded on exchanges as well as in the over the counter market.
Registered Investment Companies: Composed of various mutual funds and other investment companies whose diversified portfolio is comprised of foreign and domestic equities, fixed income securities, and short term investments. Investments are valued at the net asset value of units held by the plan at year-end.
Mortgage Backed Securities: Fair value is estimated based on valuations obtained from third-party pricing services for identical or comparable assets. Mortgage Backed Securities are traded in the over the counter broker/dealer market.
Derivatives: Derivative financial instruments are valued in the market using discounted cash flow techniques. These techniques incorporate Level 1 and Level 2 inputs such as interest rates and foreign currency exchange rates. These market inputs are utilized in the discounted cash flow calculation considering the instrument's term, notional amount, discount rate and credit risk. Significant inputs to the derivative valuation for interest rate swaps, foreign currency forwards and swaps, and options are observable in the active markets and are classified as Level 2 in the hierarchy.
Insurance contracts: Valued at contributions made, plus earnings, less participant withdrawals and administrative expenses, which approximates fair value.
The fair values of pension plan assets are as follows:

	Fair Value Measurement
	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Total
	As of December 31,
	2012	2011	2012	2011	2012	2011
	(In $ millions)
Assets
Cash and cash equivalents	15	14	—	—	15	14
Common/collective trusts
Loans	—	—	55	—	55	—
Equities	—	—	176	153	176	153
Derivatives
Swaps	—	—	10	10	10	10
Other	—	—	1	—	1	—
Equity securities
US companies	359	327	—	—	359	327
International companies	450	358	—	—	450	358
Fixed income
Collateralized mortgage obligations	—	—	2	6	2	6
Corporate debt	—	1	822	761	822	762
Treasuries, other debt	102	36	349	375	451	411
Mortgage backed securities	—	—	31	44	31	44
Registered investment companies	—	—	278	282	278	282
Securities lending collateral	10	63	—	—	10	63
Short-term investments	—	—	229	186	229	186
Insurance contracts	—	—	31	29	31	29
Other	22	7	8	10	30	17
Total assets	958	806	1,992	1,856	2,950	2,662
Liabilities
Derivatives
Swaps	—	—	10	10	10	10
Other	—	—	—	1	—	1
Obligations under securities lending	10	63	—	—	10	63
Total liabilities	10	63	10	11	20	74
Total net assets (1)	948	743	1,982	1,845	2,930	2,588
______________________________

(1)
Total net assets excludes non-financial plan receivables and payables of $29 million and $63 million, respectively, as of December 31, 2012 and $38 million and $64 million, respectively, as of December 31, 2011. Non-financial items include due to/from broker, interest receivables and accrued expenses.

The Company's Level 3 investment in common/collective trusts was valued using significant unobservable inputs. Inputs to this valuation include characteristics and quantitative data relating to the asset, investment cost, position size, liquidity, current financial condition of the company and other relevant market data. Level 3 fair value measurements using significant unobservable inputs are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
As of the beginning of the year	—	26
Unrealized gain (loss)	—	3
Purchases, sales, issuances and settlements, net	—	(29)
As of the end of the year	—	—

The financial objectives of the qualified pension plans are established in conjunction with a comprehensive review of each plan's liability structure. The Company's asset allocation policy is based on detailed asset/liability analysis. In developing investment policy and financial goals, consideration is given to each plan's demographics, the returns and risks associated with current and alternative investment strategies and the current and projected cash, expense and funding ratios of each plan. Investment policies must also comply with local statutory requirements as determined by each country. A formal asset/liability study of each plan is undertaken every three to five years or whenever there has been a material change in plan demographics, benefit structure or funding status and investment market. The Company has adopted a long-term investment horizon such that the risk and duration of investment losses are weighed against the long-term potential for appreciation of assets. Although there cannot be complete assurance that these objectives will be realized, it is believed that the likelihood for their realization is reasonably high, based upon the asset allocation chosen and the historical and expected performance of the asset classes utilized by the plans. The intent is for investments to be broadly diversified across asset classes, investment styles, market sectors, investment managers, developed and emerging markets and securities in order to moderate portfolio volatility and risk. Investments may be in separate accounts, commingled trusts, mutual funds and other pooled asset portfolios provided they all conform to fiduciary standards.
External investment managers are hired to manage pension assets. Investment consultants assist with the screening process for each new manager hired. Over the long-term, the investment portfolio is expected to earn returns that exceed a composite of market indices that are weighted to match each plan's target asset allocation. The portfolio return should also (over the long-term) meet or exceed the return used for actuarial calculations in order to meet the future needs of each plan.
Employer contributions for pension benefits and postretirement benefits are estimated to be $30 million and $24 million, respectively, in 2013. Employer contributions to and benefit payments from nonqualified trusts related to nonqualified pension plans are estimated to be $22 million in 2013. The table below reflects pension benefits expected to be paid from the plans or from the Company's assets. The postretirement benefits represent the Company's share of the benefit cost.

		Postretirement Benefit
	Pension Benefit Payments(1)	Payments	Expected Federal Subsidy
	(In $ millions)
2013	237	54	6
2014	236	55	6
2015	236	56	6
2016	237	55	2
2017	241	54	2
2018-2021	1,250	260	6
______________________________

(1)	Payments are expected to be made primarily from plan assets.
Other Obligations
Additional benefit obligations are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Long-term disability	22	26
Other	6	6